Non-IFRS Measures	12 Months Ended
Dec. 31, 2025
Non-IFRS Measures
Non-IFRS Measures
29	Non-IFRS Measures

Segment Adjusted EBIT, Segment Adjusted EBITDA, Segment Adjusted EBIT Margin, and Segment Adjusted EBITDA Margin are used in the Note 21 Segments as one of the basis of the Segments performance measurement. EBIT is calculated as net profit plus income taxes, financial expenses (less financial income ) and shares of profit or loss in a joint venture. EBITDA is calculated as net profit plus income taxes, financial expenses (less financial income), shares of profit or loss in a joint venture and depreciation and amortization. Adjusted EBIT and Adjusted EBITDA are determined by adding to EBIT and EBITDA, respectively (i) share-based compensation expenses, (ii) acquisition expenses related to business combinations or divestiture-related expenses, (iii) impairments and revaluation of fair value due to business combinations and (iv) costs incurred in relation to corporate initiatives, restructurings or reorganizations that are of a non-recurring nature.